June 3, 2025

VIA ELECTRONIC TRANSMISSION

Re:    Thrive Series Trust

Ladies and Gentlemen:

On behalf of Thrive Series Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust's Registration Statement on Form N-1A. The Trust has previously filed Form N-8A.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ JoAnn M. Strasser
JoAnn M. Strasser